UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment [x]; Amendment Number:	1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harpswell Capital Management LLC

Address:   2 Monument Square, Suite 650, Portland, ME 04101



Form 13F File Number: 028-14069


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia A. Finn
Title:  Chief Compliance Officer
Phone:  207-221-2202

Signature,  Place,  and  Date  of  Signing:

/s/ Julia A. Finn               	Portland, ME                   2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:        $113,459 (thousands)
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Issuer,Class,Cusip ,VALUE (000's),Shares,INVMT DSCRTN,Other MNGR,Vot AUTH UNISOURCE ENERGY CORP,CMN STOCK SHARES,909205106,8913.78,241435,SOLE, ,241435 ROWAN COS INC,CMN STOCK SHARES,779382100,8769.16,289125,SOLE, ,289125
PATTERSON-UTI ENERGY INC,CMN STOCK SHARES,703481101,8750.66,437971,SOLE, ,437971 CAMERON INTERNATIONAL CO,CMN STOCK SHARES,13342B105,8675.1,176359,SOLE, ,176359 ATMOS ENERGY CORP,CMN STOCK SHARES,049560105,6757.98,202638,SOLE, ,202638
PRECISION DRILLING CORP,CMN STOCK SHARES,74022D308,6601.81,643451,SOLE, ,643451 SUNCOR ENERGY INC,CMN STOCK SHARES,867224107,6269.17,217453,SOLE, ,217453
CAL DIVE INTERNATIONAL,CMN STOCK SHARES,12802T101,5996.87,2665274,SOLE, ,2665274 CENTERPOINT ENERGY INC,CMN STOCK SHARES,15189T107,5544.86,276001,SOLE, ,276001 PUBLIC SERVICE ENTERPRI,CMN STOCK SHARES,744573106,4514.48,136761,SOLE, ,136761 UGI CORP,CMN STOCK SHARES,902681105,4489.06,152689,SOLE, ,152689
NRG ENERGY INC,CMN STOCK SHARES,629377508,4409.28,243338,SOLE, ,243338
CGG-VERITAS,CMN STOCK SHARES,204386106,3547.25,152767,SOLE, ,152767
PEPCO HOLDINGS INC,CMN STOCK SHARES,713291102,3421.18,168531,SOLE, ,168531
PPL CORP,CMN STOCK SHARES,69351T106,2893.37,98347,SOLE, ,98347
KBR INC,CMN STOCK SHARES,48242W106,2839.98,101901,SOLE, ,101901
NATIONAL GRID PLC,CMN STOCK SHARES,636274300,2529.06,52167,SOLE, ,260835
AECOM TECHNOLOGY CORP,CMN STOCK SHARES,00766T100,2326.24,113089,SOLE, ,113089 GEOKINETICS INC,CMN STOCK SHARES,372910307,2057.27,956870,SOLE, ,956870
FLUOR CORP,CMN STOCK SHARES,343412102,1798.3,35787,SOLE, ,35787
JOY GLOBAL INC,CMN STOCK SHARES,481165108,1618.38,21587,SOLE, ,21587
JAMES RIVER COAL CO,CMN STOCK SHARES,470355207,1552.38,224333,SOLE, ,224333
CSX CORP,CMN STOCK SHARES,126408103,1313.07,62349,SOLE, ,62349
BAKER HUGHES INC,CMN STOCK SHARES,057224107,1196.15,24592,SOLE, ,24592
HESS CORP,CMN STOCK SHARES,42809H107,1183.37,20834,SOLE, ,20834
MATRIX SERVICE CO,CMN STOCK SHARES,576853105,1165.77,123493,SOLE, ,123493
WILLBROS GROUP INC,CMN STOCK SHARES,969203108,807.86,220126,SOLE, ,220126 NSTAR,CMN STOCK SHARES,67019E107,776.77,16541,SOLE, ,16541
AGL RESOURCES INC,CMN STOCK SHARES,001204106,689.85,16324,SOLE, ,16324
SEMPRA ENERGY,CMN STOCK SHARES,816851109,688.88,12525,SOLE, ,12525
ITC HOLDINGS CORP,CMN STOCK SHARES,465685105,597.71,7877,SOLE, ,7877
APACHE CORP,CMN STOCK SHARES,037411105,490.49,5415,SOLE, ,5415
EXTERRAN HOLDINGS INC,CMN STOCK SHARES,30225X103,159.84,17565,SOLE, ,17565
TETRA TECHNOLOGIES INC,CMN STOCK SHARES,88162F105,113.36,12137,SOLE, ,12137